Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Provisions related to other, non-income taxes	Other	Total
	€m	€m	€m	€m
Balance at December 31, 2022	4.8	8.7	23.9	37.4
Additional provision in the period	21.9	—	4.6	26.5
Release of provision	(6.3)	(1.0)	(3.0)	(10.3)
Utilization of provision	(7.7)	(0.1)	(9.3)	(17.1)
Balance at December 31, 2023	12.7	7.6	16.2	36.5
Additional provision in the period	7.4	—	2.8	10.2
Release of provision	(1.6)	(0.2)	(2.3)	(4.1)
Utilization of provision	(10.2)	—	(2.0)	(12.2)
Foreign exchange	—	—	(0.6)	(0.6)
Balance at December 31, 2024	8.3	7.4	14.1	29.8
Analysis of total provisions:			December 31, 2024	December 31, 2023
			€m	€m
Current			27.1	35.1
Non-current			2.7	1.4
Total			29.8	36.5